Net finance costs - Finance income (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Net finance costs
Dividends received from investments			R 44
Notional interest received	R 29	R 4	102
Interest received	991	852	776
Interest received on other long-term investments	49	40	28
Interest received loans and receivables	141	199	293
Interest income on cash and cash equivalents	801	613	455
Finance income per income statement	1,020	856	922
Less: notional interest	(29)	(4)	(102)
Less: interest received on tax	(5)	(15)	(28)
Finance income per the statement of cash flows	R 986	R 837	R 792